Accounts Receivable, Net	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30, 2025	June 30, 2024

Accounts receivable	$479,772	$226,747
Less: allowance for credit losses	(19,500)	—
Accounts receivable, net	$460,272	$226,747

The movement of allowance for credit loss is as follows:

	June 30, 2025	June 30, 2024

Balance at beginning of the year	$—	$—
Addition	19,500	—
Balance at end of the year	$19,500	$—